Additional Data Relates to All Pension Plans of Company, Except for Certain Multi-Employer and Defined Contribution Plans (Detail)	Dec. 31, 2012	Dec. 31, 2011
Weighted average assumptions:
Discount rate	4.00%	4.50%
Rate of increase in future compensation levels	3.80%	3.90%
Assumed long-term rate of return on plan assets	6.60%	6.90%